Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
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Disclosure of Warrants Transactions

	Number of Pre-Funded Warrants	Weighted Average Exercise Price	Number of Common Warrants	Weighted Average Exercise Price
Outstanding as of December 31, 2021:
Issued	3,880,000	$0.0001	7,760,000	$1.41
Forfeited/canceled	—	—	—	—
Exercised	3,880,000	$0.0001	—

Outstanding as of December 31, 2022:	—	—	7,760,000	$1.41

Exercisable as of December 31, 2022:	—	—	7,760,000	$1.41